TRADE PAYABLES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
TRADE PAYABLES

11. TRADE PAYABLES

	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Trade payables	2,594	3,079

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.